Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008.

Peter Dixon (co-manager) has managed the fund since November 2015.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Ford O'Neil (co-manager) has managed the fund since July 2015.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for Peter Saperstone found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Dixon is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

BAL-K-15-02 1.878258.114	November 16, 2015

Supplement to the
Fidelity® Balanced Fund
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008.

Peter Dixon (co-manager) has managed the fund since November 2015.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Ford O'Neil (co-manager) has managed the fund since July 2015.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for Peter Saperstone found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Dixon is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

BAL-15-02 1.468108.128	November 16, 2015